RIGHT OF USE ASSETS AND LEASES - Right-of-use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	R 47.7
Additions	6.1	R 15.9
Lease modifications	(0.6)	1.2
Lease derecognitions	(1.2)	0.0
Closing balance	34.8	47.7
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	89.6	74.1
Additions	6.1	15.9
Lease modifications	(0.6)	1.2
Lease derecognitions	(5.0)	(1.6)
Closing balance	90.1	89.6
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(41.9)	(25.0)
Depreciation	(17.4)	(18.5)
Lease derecognitions	4.0	1.6
Closing balance	(55.3)	(41.9)
Mine plant facilities and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	18.2
Closing balance	9.7	18.2
Mine plant facilities and equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	31.2	26.8
Additions	0.0	6.0
Lease modifications	(0.6)	0.0
Lease derecognitions	(4.2)	(1.6)
Closing balance	26.4	31.2
Mine plant facilities and equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(13.0)	(6.2)
Depreciation	(7.7)	(8.4)
Lease derecognitions	4.0	1.6
Closing balance	(16.7)	(13.0)
Mine property and development
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	29.5
Closing balance	25.1	29.5
Mine property and development | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	58.4	47.3
Additions	6.1	9.9
Lease modifications	0.0	1.2
Lease derecognitions	(0.8)	0.0
Closing balance	63.7	58.4
Mine property and development | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(28.9)	(18.8)
Depreciation	(9.7)	(10.1)
Lease derecognitions	0.0	0.0
Closing balance	R (38.6)	R (28.9)